Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 81.1%

Communication Services - 8.1%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom S.A. - ADR (Spain)	169,247	$3,241,080
Cellnex Telecom S.A. (Spain)[2]	6,634	255,259
Helios Towers plc (Tanzania)*	68,780	68,948
		3,565,287
Entertainment - 2.1%
Electronic Arts, Inc	69,733	9,593,866
Interactive Media & Services - 5.1%
Alphabet, Inc. - Class A*	90,182	12,634,498
Auto Trader Group plc (United Kingdom)[2]	38,091	350,433
Meta Platforms, Inc. - Class A*	26,481	10,331,297
Tencent Holdings Ltd. (China)	12,900	447,776
		23,764,004
Media - 0.1%
Comcast Corp. - Class A	5,143	239,355
Omnicom Group, Inc.	598	54,047
Paramount Global - Class B	1,716	25,037
		318,439
Total Communication Services		37,241,596
Consumer Discretionary - 6.8%
Broadline Retail - 4.6%
Amazon.com, Inc.*	113,780	17,658,656
Dollarama, Inc. (Canada)	3,641	267,215
eBay, Inc.	1,136	46,655
MercadoLibre, Inc. (Brazil)*	1,834	3,139,460
		21,111,986
Distributors - 0.0%##
Genuine Parts Co.	414	58,055
Hotels, Restaurants & Leisure - 0.0%##
Marriott Vacations Worldwide Corp.	1,020	85,568
Monarch Casino & Resort, Inc.	1,642	113,183
		198,751
Household Durables - 0.9%
Sony Group Corp. - ADR (Japan)	39,493	3,860,441
Sony Group Corp. (Japan)	4,100	402,080
		4,262,521
Specialty Retail - 0.1%
The Home Depot, Inc.	1,144	403,786
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. - Class B	54,193	5,502,216
Total Consumer Discretionary		31,537,315
Consumer Staples - 8.9%
Beverages - 4.6%
The Coca-Cola Co.	143,663	8,546,512
Constellation Brands, Inc. - Class A	27,516	6,743,621
Diageo plc (United Kingdom)	8,965	323,797
Heineken N.V. - ADR (Netherlands)	91,913	4,622,764

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Heineken N.V. (Netherlands)	6,162	$619,870
		20,856,564
Consumer Staples Distribution & Retail - 0.0%##
Sysco Corp.	786	63,611
Food Products - 3.0%
Archer-Daniels-Midland Co.	1,116	62,027
Bunge Global S.A.	438	38,584
Campbell Soup Co.	956	42,666
Conagra Brands, Inc.	1,424	41,510
General Mills, Inc.	1,300	84,383
The J.M. Smucker Co.	328	43,148
Kellanova	650	35,594
The Kraft Heinz Co.	1,815	67,391
Mondelez International, Inc. - Class A	75,709	5,698,617
Nestle S.A. - ADR	61,106	6,959,973
Nestle S.A.	6,233	710,254
Tyson Foods, Inc. - Class A	840	45,998
		13,830,145
Household Products - 0.0%##
Colgate-Palmolive Co.	1,522	128,152
Personal Care Products - 1.3%
Beiersdorf AG (Germany)	3,421	500,628
L'Oreal S.A. (France)	206	98,582
Unilever plc - ADR (United Kingdom)	108,841	5,299,468
		5,898,678
Total Consumer Staples		40,777,150
Energy - 0.3%
Energy Equipment & Services - 0.0%##
Halliburton Co.	1,549	55,222
Schlumberger N.V.	1,885	91,799
		147,021
Oil, Gas & Consumable Fuels - 0.3%
Chevron Corp.	1,722	253,874
ConocoPhillips	1,466	164,001
Coterra Energy, Inc.	1,772	44,087
Devon Energy Corp.	1,194	50,172
Diamondback Energy, Inc.	390	59,959
EOG Resources, Inc.	835	95,015
Exxon Mobil Corp.	2,770	284,784
Marathon Oil Corp.	1,341	30,642
Marathon Petroleum Corp.	761	126,022
Phillips 66	634	91,493
Valero Energy Corp.	486	67,505
		1,267,554
Total Energy		1,414,575

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials - 13.7%
Banks - 1.8%
Bank of America Corp.	6,598	$224,398
Citigroup, Inc.	3,085	173,284
Fifth Third Bancorp.	1,786	61,153
FinecoBank Banca Fineco S.p.A. (Italy)	30,741	443,235
HDFC Bank Ltd. - ADR (India)	63,519	3,524,669
Huntington Bancshares, Inc.	2,967	37,770
JPMorgan Chase & Co.	20,256	3,531,836
Regions Financial Corp.	2,697	50,353
Truist Financial Corp.	1,944	72,045
U.S. Bancorp.	2,668	110,829
Wells Fargo & Co.	3,751	188,225
		8,417,797
Capital Markets - 6.6%
Avanza Bank Holding AB (Sweden)	13,503	271,241
Cboe Global Markets, Inc.	20,392	3,749,069
Deutsche Boerse AG - ADR (Germany)	151,114	3,001,124
Deutsche Boerse AG (Germany)	3,201	637,446
Intercontinental Exchange, Inc.	59,387	7,561,747
Intermediate Capital Group plc (United Kingdom)	9,588	216,162
Moody's Corp.	21,964	8,610,767
S&P Global, Inc.	13,931	6,245,964
		30,293,520
Financial Services - 4.7%
Mastercard, Inc. - Class A	25,579	11,490,854
Visa, Inc. - Class A	38,093	10,409,293
		21,900,147
Insurance - 0.6%
Admiral Group plc - ADR (United Kingdom)	62,063	2,002,152
Admiral Group plc (United Kingdom)	16,951	538,994
The Hartford Financial Services Group, Inc.	605	52,611
The Travelers Companies, Inc.	502	106,103
		2,699,860
Total Financials		63,311,324
Health Care - 15.7%
Biotechnology - 1.9%
BioMarin Pharmaceutical, Inc.*	61,690	5,433,655
Gilead Sciences, Inc.	2,106	164,816
Vertex Pharmaceuticals, Inc.*	7,068	3,063,130
		8,661,601
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories.	1,850	209,328
Alcon, Inc. (Switzerland)	49,868	3,745,586
Baxter International, Inc.	1,042	40,315
Boston Scientific Corp.*	31,242	1,976,369

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.*	5,446	$2,805,126
Intuitive Surgical, Inc.*	10,143	3,836,285
Medtronic plc.	51,286	4,489,576
		17,102,585
Health Care Providers & Services - 3.5%
CVS Health Corp.	1,379	102,556
Humana, Inc.	20,985	7,933,589
Quest Diagnostics, Inc.	350	44,951
UnitedHealth Group, Inc.	15,220	7,788,683
		15,869,779
Life Sciences Tools & Services - 1.1%
Lonza Group AG (Switzerland)	514	251,297
Thermo Fisher Scientific, Inc.	9,155	4,934,362
		5,185,659
Pharmaceuticals - 5.5%
AstraZeneca plc - ADR (United Kingdom)	141,444	9,425,828
Bristol-Myers Squibb Co.	2,827	138,156
Johnson & Johnson	73,787	11,724,754
Merck & Co., Inc.	2,953	356,663
Novartis AG - ADR (Switzerland)	33,486	3,464,796
Pfizer, Inc.	5,334	144,445
		25,254,642
Total Health Care		72,074,266
Industrials - 8.7%
Aerospace & Defense - 4.2%
Airbus SE (France)	2,879	458,584
BAE Systems plc - ADR (United Kingdom)	31,296	1,894,660
BAE Systems plc (United Kingdom)	42,308	630,240
General Dynamics Corp.	484	128,255
L3Harris Technologies, Inc.	52,710	10,985,818
Lockheed Martin Corp.	394	169,188
Northrop Grumman Corp.	10,773	4,812,945
RTX Corp.	1,471	134,038
		19,213,728
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	413	34,729
FedEx Corp.	347	83,728
United Parcel Service, Inc. - Class B	1,025	145,447
		263,904
Building Products - 1.0%
Masco Corp.	68,148	4,585,679
Commercial Services & Supplies - 0.4%
Cleanaway Waste Management Ltd. (Australia)	179,039	303,100

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Copart, Inc.*	35,526	$1,706,669
		2,009,769
Electrical Equipment - 0.0%##
Emerson Electric Co.	1,186	108,792
Ground Transportation - 1.9%
Canadian National Railway Co. (Canada)	20,104	2,493,700
CSX Corp.	54,992	1,963,215
Norfolk Southern Corp.	8,489	1,996,952
Union Pacific Corp.	9,202	2,244,644
		8,698,511
Industrial Conglomerates - 0.1%
3M Co.	973	91,802
Honeywell International, Inc.	1,018	205,901
		297,703
Machinery - 0.1%
Caterpillar, Inc.	867	260,369
Cummins, Inc.	366	87,584
Techtronic Industries Co. Ltd. (Hong Kong)	30,000	318,633
		666,586
Professional Services - 0.7%
Broadridge Financial Solutions, Inc.	339	69,224
Experian plc	6,597	274,583
Experian plc - ADR	70,149	2,916,795
		3,260,602
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	1,951	172,488
IMCD N.V. (Netherlands)	2,443	372,901
		545,389
Transportation Infrastructure - 0.1%
Auckland International Airport Ltd. (New Zealand)	55,468	285,987
Total Industrials		39,936,650
Information Technology - 12.3%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	5,289	265,402
Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	1,484	48,215
Halma plc (United Kingdom)	15,884	439,655
Keyence Corp. (Japan)	700	313,179
TE Connectivity Ltd.	550	78,204
		879,253
IT Services - 0.2%
Cognizant Technology Solutions Corp. - Class A	884	68,174
Globant S.A. *	1,100	259,391

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
International Business Machines Corp.	915	$168,049
Keywords Studios plc (Ireland)	13,636	285,154
		780,768
Semiconductors & Semiconductor Equipment- 5.9%
Analog Devices, Inc.	920	176,971
Applied Materials, Inc.	29,408	4,831,734
Broadcom, Inc.	358	422,440
Microchip Technology, Inc.	1,015	86,458
Micron Technology, Inc.	107,318	9,202,518
NVIDIA Corp	6,147	3,782,065
QUALCOMM, Inc.	1,651	245,190
Skyworks Solutions, Inc.	379	39,590
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	71,575	8,085,112
Texas Instruments, Inc.	1,072	171,649
		27,043,727
Software - 6.0%
Atlassian Corp. - Class A *	1,371	342,435
Intuit, Inc.	5,902	3,726,110
Microsoft Corp.	24,316	9,667,555
Salesforce, Inc.*	21,291	5,984,687
ServiceNow, Inc.*	10,555	8,078,797
		27,799,584
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	666	58,075
Total Information Technology		56,826,809
Materials - 1.4%
Chemicals - 1.4%
Air Liquide S.A. (France)	2,073	387,928
Dow, Inc.	1,282	68,715
FMC Corp.	99,909	5,614,886
International Flavors & Fragrances, Inc.	554	44,697
PPG Industries, Inc.	462	65,160
		6,181,386
Containers & Packaging - 0.0%##
Packaging Corp. of America	261	43,294
Total Materials		6,224,680
Real Estate - 4.0%
Health Care REITs - 0.1%
Ventas, Inc.	3,404	157,912
Welltower, Inc.	2,590	224,061
		381,973
Industrial REITs - 0.4%
Americold Realty Trust, Inc.	6,383	175,532
Goodman Group (Australia)	4,876	80,938
LXP Industrial Trust	20,120	182,891
Prologis, Inc.	7,519	952,582

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	5,903	$310,439
Terreno Realty Corp.	2,939	175,546
		1,877,928
Office REITs - 0.0%##
Equity Commonwealth	5,108	97,614
Residential REITs - 0.4%
American Homes 4 Rent - Class A	4,034	141,392
Apartment Income REIT Corp.	4,079	133,343
AvalonBay Communities, Inc.	1,335	238,978
Equity LifeStyle Properties, Inc.	3,433	232,380
Flagship Communities REIT	6,837	110,554
Invitation Homes, Inc.	9,322	306,973
Mid-America Apartment Communities, Inc.	826	104,390
Sun Communities, Inc.	2,790	349,727
UDR, Inc.	2,115	76,182
		1,693,919
Retail REITs - 0.1%
Agree Realty Corp.	4,288	255,607
Realty Income Corp.	3,284	178,617
		434,224
Specialized REITs - 3.0%
American Tower Corp.	1,207	236,150
Crown Castle, Inc.	1,025	110,956
Digital Realty Trust, Inc.	790	110,963
Equinix, Inc.	9,296	7,713,542
Extra Space Storage, Inc.	1,538	222,149
Public Storage	1,187	336,146
SBA Communications Corp.	22,710	5,083,861
		13,813,767
Total Real Estate		18,299,425
Utilities - 1.2%
Electric Utilities - 1.2%
Evergy, Inc.	110,514	5,610,796

TOTAL COMMON STOCKS
(Identified Cost $312,356,942)		373,254,586

PREFERRED STOCKS - 0.0%##

Information Technology - 0.0%##
Software - 0.0%##
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	2,559	23,031
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	5,201	45,925

TOTAL PREFERRED STOCKS
(Identified Cost $194,000)		68,956

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS - 3.1%

Non-Convertible Corporate Bonds- 3.1%
Communication Services - 0.4%
Entertainment - 0.1%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	510,000	$482,469

Interactive Media & Services - 0.3%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	1,370,000	1,307,086

Total Communication Services		1,789,555

Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	250,000	208,894
(China), 4.00%, 12/6/2037	750,000	652,321
Amazon.com, Inc., 3.30%, 4/13/2027	670,000	649,912
Total Consumer Discretionary		1,511,127

Consumer Staples - 0.2%
Beverages - 0.2%
PepsiCo, Inc., 3.90%, 7/18/2032	660,000	633,447

Energy - 0.5%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	210,000	217,587

Oil, Gas & Consumable Fuels - 0.4%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	233,280	209,108
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	740,000	816,089
Energy Transfer LP, 6.50%, 2/1/2042.	790,000	837,019
		1,862,216
Total Energy		2,079,803

Financials - 0.7%
Banks - 0.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	600,000	508,812
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	540,000	496,041
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	830,000	810,535
		1,815,388
Consumer Finance - 0.3%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.905%), 5.70%, 2/1/2030[3]	1,050,000	1,059,019
Navient Corp., 6.75%, 6/25/2025.	235,000	236,836
		1,295,855

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services - 0.0%##
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	135,000	$114,957

Total Financials		3,226,200

Industrials - 0.2%
Ground Transportation - 0.0%##
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	240,000	237,600

Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	50,920	51,274
United Airlines Pass-Through Trust Series 2018-1, Class B, 4.60%, 3/1/2026	32,245	30,683
Series 2019-2, Class B, 3.50%, 5/1/2028	233,751	212,649
		294,606
Trading Companies & Distributors - 0.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	300,000	272,350
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	230,000	217,599
		489,949
Total Industrials		1,022,155

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM, Inc., 4.25%, 5/20/2032	445,000	435,803

Materials - 0.1%
Metals & Mining - 0.1%
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	215,000	219,805
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	348,864	330,325
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[4,5]	220,000	22

Total Materials		550,152

Real Estate - 0.4%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	230,000	212,671

Retail REITs - 0.2%
Simon Property Group LP 2.25%, 1/15/2032	455,000	375,205

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Retail REITs (continued)
Simon Property Group LP (continued) 2.65%, 2/1/2032	890,000	$755,522
		1,130,727
Specialized REITs - 0.1%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $208,250)[5]	245,000	240,319
SBA Tower Trust, 6.599%, 1/15/2028[2]	405,000	415,694
		656,013
Total Real Estate		1,999,411

Utilities - 0.2%
Electric Utilities - 0.1%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	320,000	337,966

Independent Power and Renewable Electricity Producers - 0.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	640,000	674,169
Total Utilities		1,012,135

TOTAL CORPORATE BONDS
(Identified Cost $14,710,165)		14,259,788

U.S. TREASURY SECURITIES - 14.2%

U.S. Treasury Bonds - 2.1%
U.S. Treasury Bond, 2.375%, 2/15/2042
(Identified Cost $9,730,862)	12,789,000	9,657,693

U.S. Treasury Notes - 12.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2031	2,954,723	2,657,387
U.S. Treasury Note
3.125%, 11/15/2028	14,084,000	13,610,866
1.75%, 11/15/2029	18,673,000	16,677,323
0.875%, 11/15/2030	21,710,000	17,832,730
4.125%, 11/15/2032	4,640,000	4,696,550

Total U.S. Treasury Notes
(Identified Cost $55,218,846)		55,474,856
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $64,949,708)		65,132,549

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	4,537	4,093
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 6.159%, 3/26/2040[2,6]	8,145	8,093

Investment Portfolio - January 31, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	50,000	$50,244
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	3,155	3,057
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	2,628	2,569
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	389	386
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,7]	226	225
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.450%, 10/25/2048[2,6]	3,003	3,036

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $72,202)		71,703

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	328	314
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	1,908	1,637
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	2,711	2,497
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	3,219	2,887
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	1,584	1,524
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	5,318	4,815
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	2,026	1,898
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	2,759	2,592
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	3,098	2,907
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	3,113	2,866
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	1,174	1,002
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	3,342	2,984
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	1,392	1,250
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,6]	14,572	10,449

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]	7,604	$7,103

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $53,930)		46,725

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	3,217	3,182
Pool #AD0207, UMBS, 6.00%, 10/1/2038	3,169	3,335
Pool #MA0258, UMBS, 4.50%, 12/1/2039	2,204	2,193
Pool #AL8674, 5.638%, 1/1/2049	8,245	8,542
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	2,145	2,124
Pool #C91771, 4.50%, 6/1/2034	1,920	1,902
Pool #C91780, 4.50%, 7/1/2034	2,652	2,626

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $26,117)		23,904

SHORT-TERM INVESTMENT - 2.4%

Dreyfus Government Cash Management, Institutional Shares, 5.22%[8]
(Identified Cost $11,275,503)	11,275,503	11,275,503

TOTAL INVESTMENTS - 100.8%
(Identified Cost $403,638,567)		464,133,714
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(3,583,460)
NET ASSETS - 100%		$460,550,254

Investment Portfolio - January 31, 2024

(unaudited)

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $4,696,610, which represented 1.0% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2024.

4Issuer filed for bankruptcy and/or is in default of interest payments.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2024 was $240,341, or 0.1% of the Series’ Net Assets.

6Floating rate security. Rate shown is the rate in effect as of January 31, 2024.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2024.

8Rate shown is the current yield as of January 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$37,241,596	$36,119,180	$1,122,416	$—
Consumer Discretionary	31,537,315	31,135,235	402,080	—
Consumer Staples	40,777,150	38,524,019	2,253,131	—
Energy	1,414,575	1,414,575	—	—
Financials	63,311,324	61,204,246	2,107,078	—
Health Care	72,074,266	71,822,969	251,297	—
Industrials	39,936,650	37,406,121	2,530,529	—
Information Technology	56,826,809	55,788,821	1,037,988	—
Materials	6,224,680	5,836,752	387,928	—
Real Estate	18,299,425	18,218,487	80,938	—
Utilities	5,610,796	5,610,796	—	—
Preferred securities:
Information Technology	68,956	68,956	—	—

Investment Portfolio - January 31, 2024

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 1
Debt securities:
U.S. Treasury and other U.S. Government agencies	$65,156,453	$—	$65,156,453	$—
Corporate debt:
Communication Services	1,789,555	—	1,789,555	—
Consumer Discretionary	1,511,127	—	1,511,127	—
Consumer Staples	633,447	—	633,447	—
Energy	2,079,803	—	2,079,803	—
Financials	3,226,200	—	3,226,200	—
Industrials	1,022,155	—	1,022,155	—
Information Technology	435,803	—	435,803	—
Materials	550,152	—	550,152	—
Real Estate	1,999,411	—	1,999,411	—
Utilities	1,012,135	—	1,012,135	—
Asset-backed securities	71,703	—	71,703	—
Commercial mortgage-backed securities	46,725	—	46,725	—
Short-Term Investment	11,275,503	11,275,503	—	—
Total assets	$464,133,714	$374,425,660	$89,708,054	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of January 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.